INVESTMENT SECURITIES INVESTMENTS - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Gain (Loss) on Securities [Line Items]
Proceeds from Sale of Debt Securities, Available-for-sale	$ 92,187	$ 277,082	$ 375,276
Debt Securities, Available-for-sale, Realized Loss	1,300	1,600	7,600
Available For Sale Securities Net Realized Gain Loss Tax Provision	(284)	(132)	(173)
Debt Securities, Held-to-Maturity, Amortized Cost, after Allowance for Credit Loss, Transfer, Amount	0	0
Debt Securities, Available-for-Sale, Restricted	1,600,000	1,600,000
Debt Securities, Held-to-maturity, Allowance for Credit Loss	$ 0	$ 0
NumberOfSecuritiesInSecurityPortfolio	1,018	1,251
NumberOfSecuritiesInUnrealizedLossPosition	783	891
Debt Securities, Held-to-maturity, Nonaccrual	$ 0
Debt Securities, Held-to-maturity, Accumulated Unrecognized Loss	(8,763)	$ (7,641)
Proceeds from Sale and Maturity of Debt Securities, Available-for-sale			375,300
Debt Securities, Available-for-sale, Realized Gain	$ 6	$ 1,000	$ 6,800